UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23122

American Funds Emerging Markets Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Brian C. Janssen

American Funds Emerging Markets Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Emerging Markets Bond Fund® Semi-annual report for the six months ended June 30, 2020

Find compelling
opportunities in
emerging markets
bonds with a flexible
approach

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds Emerging Markets Bond Fund seeks to provide a high level of total return over the long term, of which current income is a large component.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the returns on a $1,000 investment with all distributions reinvested for the period ended June 30, 2020:

	Cumulative total return	Average annual total return
Class A shares	1 year	Lifetime (since 4/22/16)

Reflecting 3.75% maximum sales charge	–3.61%	3.76%

The fund’s gross expense ratio for Class A shares was 1.03%, and the net expense ratio was 1.01% as of the prospectus dated March 1, 2020. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. The reimbursement will be in effect through at least March 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The investment results shown reflect the reimbursement, without which the results would have been lower. Refer to the fund’s most recent prospectus for details.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Investing outside the United States involves additional risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are American Funds Emerging Markets Bond Fund’s semi-annual results for the period ended June 30, 2020. Also shown are the results of its primary benchmarks and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ebnax. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended June 30, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	Lifetime (since 4/22/16)

American Funds Emerging Markets Bond Fund (Class A shares)	–2.91%	0.16%	3.08%	4.71%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified*	–2.76	0.49	3.60	4.86
J.P. Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified*	–6.89	–2.82	1.14	2.77
Lipper Emerging Markets Hard Currency Debt Funds Average†	–3.84	–1.13	2.18	4.10

*	The index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor, in connection with this report. J.P. Morgan disclaimer: https://www.jpmm.com/research/disclosures.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Refinitiv Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

The fund’s 30-day yield for Class A shares as of July 31, 2020, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 5.07% (5.05% without the reimbursement).

American Funds Emerging Markets Bond Fund	1

Summary investment portfolio June 30, 2020	unaudited

Investment mix by security type	Percent of net assets

Portfolio quality summary*	Percent of net assets
AA/Aa	3.20%
A/A	11.57
BBB/Baa	36.10
Below investment grade	45.98
Short-term securities & other assets less liabilities	3.15
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 96.85%	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 84.01%
Angola (Republic of) 8.25% 2028		$5,420	$4,487
Angola (Republic of) 8.00% 2029[1]		7,000	5,789
Angola (Republic of) 8.00%–9.50% 2025–2029		6,580	5,790
Argentine Republic 7.50% 2026[2]		27,425	11,236
Argentine Republic 7.82% 2033[2,3]		€1,238	588
Argentine Republic 0%–6.88% 2021–2048[2,3]		$38,870	15,666
Argentine Republic Inflation-Protected Security 5.83% 2033[4]	ARS	44,711	419
Bahrain (Kingdom of) 6.125% 2022		$4,500	4,705
Brazil (Federative Republic of) 10.00% 2025	BRL	25,067	5,398
Brazil (Federative Republic of) 6.00% 2030[4]		38,364	8,570
Brazil (Federative Republic of) 3.875% 2030		$1,710	1,652
Brazil (Federative Republic of) 6.00%–10.00% 2024–2055[4]	BRL	29,994	6,616
China (People’s Republic of), Series 1906, 3.29% 2029	CNY	10,900	1,585
China (People’s Republic of), Series 1910, 3.86% 2049		34,400	5,082
China Development Bank Corp., Series 2004, 3.43% 2027		83,840	11,955
China Development Bank Corp., Series 1905, 3.48% 2029		113,500	16,112
Colombia (Republic of) 4.13%–4.50% 2029–2051		$2,260	2,406
Colombia (Republic of), Series B, 6.25% 2025	COP	28,882,700	8,337
Colombia (Republic of) 3.50%–7.75% 2021–2034[4]		41,792,123	12,064
Cote d’Ivoire (Republic of) 5.25% 2030		€4,400	4,620

2	American Funds Emerging Markets Bond Fund

	Principal amount (000)		Value (000)
Cote d’Ivoire (Republic of) 5.875% 2031		€5,875	$6,218
Cote d’Ivoire (Republic of) 5.375% 2024[1]		$900	906
Dominican Republic 9.75% 2026	DOP	341,750	5,275
Dominican Republic 8.90%–11.38% 2023–2029		188,300	3,206
Dominican Republic 5.50%–7.45% 2025–2060[1]		$22,678	22,023
Egypt (Arab Republic of) 15.70% 2027	EGP	22,200	1,486
Egypt (Arab Republic of) 5.58%–8.50% 2023–2059[1]		$16,315	15,926
Egypt (Arab Republic of) 4.75%–5.63% 2026–2030		€5,365	5,664
Ethiopia (Federal Democratic Republic of) 6.625% 2024		$6,275	6,303
Gabonese Republic 6.38%–6.95% 2024–2031[1]		11,546	10,748
Greece (Hellenic Republic of) 3.375% 2025		€3,740	4,728
Honduras (Republic of) 6.25% 2027		$6,900	7,380
Honduras (Republic of) 5.63%–6.25% 2027–2030[1]		3,070	3,228
Indonesia (Republic of) 4.20% 2050		1,300	1,456
Indonesia (Republic of), Series 59, 7.00% 2027	IDR	89,289,000	6,269
Indonesia (Republic of), Series 64, 6.125% 2028		112,563,000	7,400
Indonesia (Republic of), Series 65, 6.625% 2033		79,782,000	5,124
Indonesia (Republic of) 7.00%–8.75% 2030–2036		150,874,000	10,913
Kenya (Republic of) 6.88%–8.25% 2024–2048[1]		$12,130	12,137
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR	19,800	4,877
Malaysia (Federation of), Series 0418, 4.893% 2038		47,400	12,907
Malaysia (Federation of) 3.89%–4.92% 2026–2048		46,695	11,882
Panama (Republic of) 3.16%–7.13% 2025–2056[1]		$10,100	11,658
Peru (Republic of) 6.15% 2032	PEN	15,575	5,034
Peru (Republic of) 5.40% 2034		21,589	6,435
Peru (Republic of) 5.35% 2040		16,095	4,569
Peru (Republic of) 2.78%–4.13% 2027–2031		$2,625	2,894
PETRONAS Capital Ltd. 3.50% 2030[1]		1,300	1,447
Poland (Republic of), Series 1024, 2.25% 2024	PLN	20,400	5,537
PT Indonesia Asahan Aluminium Tbk 4.75%–6.53% 2025–2030[1]		$2,530	2,818
Qatar (State of) 4.50% 2028[1]		5,300	6,260
Qatar (State of) 3.75% 2030		5,000	5,706
Qatar (State of) 3.75%–5.10% 2023–2050[1]		6,280	7,648
Romania 2.00%–4.63% 2026–2049		€13,438	16,409
Russian Federation 7.00% 2023	RUB	1,082,220	16,084
Russian Federation 8.15% 2027		806,215	13,070
Russian Federation 4.375% 2029[1]		$9,400	10,704
Russian Federation 8.50% 2031	RUB	501,366	8,518
Russian Federation 5.25% 2047		$4,200	5,554
Russian Federation 7.00%–7.25% 2023–2034	RUB	263,400	4,075
Russian Federation 4.38%–5.10% 2029–2035		$1,000	1,218
Russian Federation, Series 2002, 2.50% 2028[4]	RUB	973,206	13,694
Senegal (Republic of) 4.75% 2028		€4,140	4,510
Senegal (Republic of) 4.75% 2028		5,300	5,774
Senegal (Republic of) 6.25%–8.75% 2021–2024		$4,959	5,175
Serbia (Republic of) 3.125% 2027		€6,660	7,848
South Africa (Republic of) 8.00% 2030	ZAR	86,400	4,606
South Africa (Republic of) 4.665% 2024		$1,500	1,534
South Africa (Republic of) 6.50%–8.50% 2032–2041	ZAR	167,200	6,855
South Africa (Republic of), Series R-2048, 8.75% 2048		338,400	15,383
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021		$6,451	5,612
Sri Lanka (Democratic Socialist Republic of) 5.75%–7.55% 2020–2030[1]		11,450	7,848

American Funds Emerging Markets Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Tunisia (Republic of) 6.75% 2023		€5,070	$5,424
Tunisia (Republic of) 6.375% 2026		6,500	6,591
Tunisia (Republic of) 5.63%–6.75% 2023–2024		910	947
Tunisia (Republic of) 5.75% 2025		$425	396
Turkey (Republic of) 2.00%–8.00% 2024–2025[4]	TRY	48,031	7,038
Turkey (Republic of) 4.25%–7.63% 2025–2029		$13,605	13,029
Ukraine 8.994% 2024		5,670	6,108
Ukraine 6.75% 2026		€7,358	8,426
Ukraine 10.00%–18.00% 2020–2025	UAH	397,983	16,083
Ukraine 0%–7.75% 2021–2040		$8,800	8,617
Ukraine 4.375% 2030		€580	562
United Mexican States 3.90%–5.75% 2025–2110		$7,638	8,309
United Mexican States 4.00%–7.75% 2031–2046[4]	MXN	148,679	7,382
United Mexican States, Series M, 5.75% 2026		279,000	12,472
United Mexican States, Series M20, 8.50% 2029		362,000	18,658
Uruguay (Oriental Republic of) 3.875% 2040[4]	UYU	370,837	8,836
Uruguay (Oriental Republic of) 4.38%–9.88% 2022–2028[4]		193,620	4,576
Other securities			80,405
			727,469

Corporate bonds & notes 12.84%
Energy 3.82%
Petrobras Global Finance Co. 5.60%–8.75% 2026–2050		$4,450	4,786
Petróleos Mexicanos 7.19% 2024	MXN	91,770	3,402
Petróleos Mexicanos 7.47% 2026		189,270	6,467
Petróleos Mexicanos 6.75% 2047		$6,550	5,048
Petróleos Mexicanos 4.88%–7.69% 2022–2050[1]		6,908	6,187
Other securities			7,205
			33,095

Industrials 2.63%
Autoridad del Canal de Panama 4.95% 2035		400	458
CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)[3]		1,600	1,589
Dianjian International Finance Ltd. 4.60% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.933% on 7/19/2023)[3]		3,100	3,170
DP World Crescent 4.848% 2028[1]		4,700	4,966
Other securities			12,566
			22,749

Materials 1.98%
Other securities			17,171

Financials 1.51%
Bank Mandiri (Persero) Tbk PT 4.75% 2025		880	934
PT Bank Tabungan Negara (Persero) Tbk 4.20% 2025		910	874
Other securities			11,239
			13,047

Utilities 1.21%
Other securities			10,467

4	American Funds Emerging Markets Bond Fund

	Principal amount (000)	Value (000)
Consumer discretionary 1.01%
Other securities		$8,794

Other 0.68%
Other securities		5,880

Total corporate bonds & notes		111,203
Total bonds, notes & other debt instruments (cost: $872,886,000)		838,672

Short-term securities 1.47%	Shares
Money market investments 1.47%
Capital Group Central Cash Fund 0.18%[5]	126,748	12,676

Total short-term securities (cost: $12,676,000)		12,676
Total investment securities 98.32% (cost: $885,562,000)		851,348
Other assets less liabilities 1.68%		14,574

Net assets 100.00%		$865,922

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

				Notional		Value at		Unrealized appreciation (depreciation)
		Number of		amount	[6]	6/30/2020	[7]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
2 Year U.S. Treasury Note Futures	Long	171	October 2020	$34,200		$37,762		$6
5 Year U.S. Treasury Note Futures	Long	50	October 2020	5,000		6,287		16
10 Year Euro-Bund Futures	Short	93	September 2020	€(9,300)		(18,444)		(198)
30 Year Ultra U.S. Treasury Bond Futures	Long	11	September 2020	$1,100		2,400		63
								$(113)

American Funds Emerging Markets Bond Fund	5

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
USD2,165	EUR1,900	JPMorgan Chase	7/6/2020	$30
USD12,970	EUR11,540	Goldman Sachs	7/6/2020	3
USD4,661	CNH33,400	UBS AG	7/9/2020	(60)
USD6,192	EUR5,475	JPMorgan Chase	7/13/2020	39
USD5,398	INR406,780	JPMorgan Chase	7/13/2020	17
USD1,674	EUR1,480	Citibank	7/13/2020	11
EUR1,017	USD1,150	JPMorgan Chase	7/13/2020	(7)
PLN20,109	EUR4,535	Citibank	7/13/2020	(14)
CZK118,051	EUR4,450	JPMorgan Chase	7/13/2020	(24)
CZK105,350	USD4,486	JPMorgan Chase	7/13/2020	(45)
MXN44,800	USD2,063	Citibank	7/13/2020	(118)
PLN47,950	USD12,242	JPMorgan Chase	7/13/2020	(122)
USD24,304	EUR21,388	Barclays Bank PLC	7/14/2020	267
USD5,558	MXN122,300	JPMorgan Chase	7/14/2020	248
CNH8,500	USD1,203	Bank of America	7/14/2020	(2)
MXN122,300	USD5,317	Goldman Sachs	7/14/2020	(6)
MXN4,110	USD187	JPMorgan Chase	7/14/2020	(8)
CZK144,310	USD6,169	HSBC Bank	7/14/2020	(85)
PLN47,240	USD12,047	JPMorgan Chase	7/14/2020	(106)
USD1,269	ZAR21,700	Goldman Sachs	7/15/2020	20
ZAR21,700	USD1,255	JPMorgan Chase	7/15/2020	(6)
ZAR12,400	USD725	Goldman Sachs	7/15/2020	(12)
EUR1,040	USD1,185	Morgan Stanley	7/15/2020	(16)
USD3,411	BRL17,230	UBS AG	7/16/2020	246
USD1,564	MXN35,000	Goldman Sachs	7/16/2020	44
USD1,194	COP4,468,400	Standard Chartered Bank	7/16/2020	6
USD2,692	CNH19,080	Goldman Sachs	7/16/2020	(5)
COP14,051,300	USD3,761	Citibank	7/16/2020	(27)
USD3,277	BRL16,230	Goldman Sachs	7/17/2020	295
USD1,992	MXN45,100	JPMorgan Chase	7/17/2020	34
USD3,820	PLN15,000	Citibank	7/17/2020	28
USD5,823	COP21,903,400	Standard Chartered Bank	7/17/2020	4
EUR500	USD565	JPMorgan Chase	7/17/2020	(3)
PLN15,000	EUR3,383	Citibank	7/17/2020	(11)
EUR4,733	USD5,341	Morgan Stanley	7/17/2020	(22)
BRL9,200	USD1,725	Citibank	7/17/2020	(35)
BRL8,700	USD1,765	Goldman Sachs	7/17/2020	(166)
COP21,870,100	USD6,122	Citibank	7/17/2020	(312)
USD1,871	BRL9,200	JPMorgan Chase	7/21/2020	181
USD1,441	COP5,246,480	Standard Chartered Bank	7/21/2020	47
CZK32,160	EUR1,203	Citibank	7/28/2020	4
EUR1,645	USD1,846	Morgan Stanley	7/28/2020	4
EUR1,050	USD1,179	Morgan Stanley	7/28/2020	2
CNH3,000	USD423	Standard Chartered Bank	7/28/2020	1
USD1	MXN20	JPMorgan Chase	7/28/2020	— [8]
MXN20	USD1	Goldman Sachs	7/28/2020	— [8]
USD836	PLN3,320	Citibank	7/28/2020	(3)
EUR1,100	USD1,240	Morgan Stanley	7/28/2020	(4)
USD2,806	EUR2,500	Goldman Sachs	7/28/2020	(5)
USD17,031	EUR15,170	Morgan Stanley	7/28/2020	(23)
ZAR26,300	USD1,543	Standard Chartered Bank	7/28/2020	(32)
MXN35,000	USD1,549	HSBC Bank	7/28/2020	(33)
KRW7,074,000	USD5,909	Citibank	9/11/2020	(24)

6	American Funds Emerging Markets Bond Fund

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
CZK138,300	USD5,882	Bank of America	9/11/2020	$(49)
USD2,534	CZK58,470	Bank of America	10/21/2020	66
RON16,508	EUR3,350	HSBC Bank	10/21/2020	33
EUR3,350	RON16,558	JPMorgan Chase	10/21/2020	(44)
CZK58,470	USD2,548	Standard Chartered Bank	10/21/2020	(79)
PLN9,750	USD2,546	Citibank	10/21/2020	(81)
				$41

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $150,582,000, which represented 17.39% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Step bond; coupon rate may change at a later date.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Rate represents the seven-day yield at 6/30/2020.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.
[8]	Amount less than one thousand.

Key to abbreviations and symbols

ARS = Argentine pesos
BRL = Brazilian reais
CNH/CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DOP = Dominican pesos
EGP = Egyptian pounds
EUR/€ = Euros
IDR = Indonesian rupiah
INR = Indian rupees
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
PEN = Peruvian nuevos soles
PLN = Polish zloty
RON = Romanian leu
RUB = Russian rubles
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD/$ = U.S. dollars
UYU = Uruguayan pesos
ZAR = South African rand

See notes to financial statements.

American Funds Emerging Markets Bond Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2020	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $885,562)		$851,348
Cash		405
Cash collateral pledged for futures contracts		589
Cash collateral pledged for forward currency contracts		415
Cash denominated in currencies other than U.S. dollars (cost: $3,505)		3,550
Unrealized appreciation on open forward currency contracts		1,630
Receivables for:
Sales of investments	$5,858
Sales of fund’s shares	736
Dividends and interest	16,588
Variation margin on futures contracts	22
Other	71	23,275
		881,212
Liabilities:
Unrealized depreciation on open forward currency contracts		1,589
Payables for:
Purchases of investments	11,158
Repurchases of fund’s shares	1,536
Dividends on fund’s shares	149
Investment advisory services	392
Services provided by related parties	132
Trustees’ deferred compensation	3
Variation margin on futures contracts	13
Other	318	13,701
Net assets at June 30, 2020		$865,922

Net assets consist of:
Capital paid in on shares of beneficial interest		$932,080
Total accumulated loss		(66,158)
Net assets at June 30, 2020		$865,922

See notes to financial statements.

8	American Funds Emerging Markets Bond Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (92,364 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$324,610	34,625	$9.38
Class C	26,316	2,807	9.38
Class T	9	1	9.38
Class F-1	13,063	1,393	9.38
Class F-2	203,012	21,654	9.38
Class F-3	111,879	11,934	9.38
Class 529-A	8,463	903	9.38
Class 529-C	1,201	128	9.38
Class 529-E	973	104	9.38
Class 529-T	11	1	9.38
Class 529-F-1	4,469	477	9.38
Class R-1	106	11	9.38
Class R-2	1,243	133	9.38
Class R-2E	66	7	9.38
Class R-3	1,886	201	9.38
Class R-4	1,399	149	9.38
Class R-5E	477	51	9.38
Class R-5	847	90	9.38
Class R-6	165,892	17,695	9.38

See notes to financial statements.

American Funds Emerging Markets Bond Fund	9

Statement of operations	unaudited
for the six months ended June 30, 2020	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $510)	$29,515
Dividends	168	$29,683
Fees and expenses*:
Investment advisory services	2,432
Distribution services	675
Transfer agent services	373
Administrative services	132
Reports to shareholders	29
Registration statement and prospectus	150
Trustees’ compensation	2
Auditing and legal	105
Custodian	85
Other	28
Total fees and expenses before reimbursements/waivers	4,011
Less reimbursements/waiver of fees and expenses:
Miscellaneous fee reimbursements	42
Transfer agent services fee reimbursements/waivers	15
Total fees and expenses after reimbursements/waivers		3,954
Net investment income		25,729

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $335)	(41,000)
Futures contracts	5,507
Forward currency contracts	5,180
Swap contracts	(125)
Currency transactions	(1,639)	(32,077)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $104)	(31,944)
Futures contracts	(12)
Forward currency contracts	713
Swap contracts	(53)
Currency translations	(32)	(31,328)
Net realized loss and unrealized depreciation		(63,405)
Net decrease in net assets resulting from operations		$(37,676)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

10	American Funds Emerging Markets Bond Fund

Statements of changes in net assets
	(dollars in thousands)

	Six months ended June 30, 2020*	Year ended December 31, 2019
Operations:
Net investment income	$25,729	$54,508
Net realized loss	(32,077)	(3,841)
Net unrealized (depreciation) appreciation	(31,328)	54,581
Net (decrease) increase in net assets resulting from operations	(37,676)	105,248

Distributions paid or accrued and return of capital paid to shareholders:
Distributions	(25,760)	(33,743)
Return of capital	—	(23,387)
Total distributions paid or accrued to shareholders	(25,760)	(57,130)

Net capital share transactions	(18,084)	205,554

Total (decrease) increase in net assets	(81,520)	253,672

Net assets:
Beginning of period	947,442	693,770
End of period	$865,922	$947,442

*	Unaudited.

See notes to financial statements.

American Funds Emerging Markets Bond Fund	11

Notes to financial statements	unaudited

1. Organization

American Funds Emerging Markets Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, nondiversified management investment company. The fund seeks to provide a high level of total return over the long term, of which current income is a large component.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%[1]	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years[2]
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[3]
Class 529-E	None	None	None
Classes T and 529-T4	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	Up to 3.50% for Class 529-A shares purchased on or after June 30, 2020.
[2]	Effective June 30, 2020, Class C converts to Class A after 8 years.
[3]	Effective June 30, 2020, Class 529-C converts to Class 529-A after 5 years.
[4]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	American Funds Emerging Markets Bond Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

American Funds Emerging Markets Bond Fund	13

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

14	American Funds Emerging Markets Bond Fund

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

American Funds Emerging Markets Bond Fund	15

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$727,469	$—	$727,469
Corporate bonds & notes	—	111,203	—	111,203
Short-term securities	12,676	—	—	12,676
Total	$12,676	$838,672	$—	$851,348

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$85	$—	$—	$85
Unrealized appreciation on open forward currency contracts	—	1,630	—	1,630
Liabilities:
Unrealized depreciation on futures contracts	(198)	—	—	(198)
Unrealized depreciation on open forward currency contracts	—	(1,589)	—	(1,589)
Total	$(113)	$41	$—	$(72)

*	Futures contracts and forward currency contracts are not included in the investment portfolio.

16	American Funds Emerging Markets Bond Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Emerging Markets Bond Fund	17

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

18	American Funds Emerging Markets Bond Fund

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

American Funds Emerging Markets Bond Fund	19

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $128,571,000.

20	American Funds Emerging Markets Bond Fund

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $202,350,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. As of June 30, 2020, the fund did not have any interest rate swaps. The average month-end notional amount of interest rate swaps while held was $59,730,000.

American Funds Emerging Markets Bond Fund	21

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. As of June 30, 2020, the fund did not have any credit default swaps. The average month-end notional amount of credit default swaps while held was $7,373,000.

22	American Funds Emerging Markets Bond Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$85	Unrealized depreciation*	$198
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,630	Unrealized depreciation on open forward currency contracts	1,589
			$1,715		$1,787

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$5,507	Net unrealized depreciation on futures contracts	$(12)
Forward currency	Currency	Net realized gain on forward currency contracts	5,180	Net unrealized appreciation on forward currency contracts	713
Swap	Interest	Net realized loss on swap contracts	(48)	Net unrealized depreciation on swap contracts	(53)
Swap	Credit	Net realized loss on swap contracts	(77)	Net unrealized appreciation on swap contracts	—
			$10,562		$648

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the

American Funds Emerging Markets Bond Fund	23

fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2020, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$66	$(51)	$—	$—	$15
Barclays Bank PLC	267	—	—	(100)	167
Citibank	43	(43)	—	—	—
Goldman Sachs	362	(194)	—	—	168
HSBC Bank	33	(33)	—	—	—
JPMorgan Chase	549	(365)	—	—	184
Morgan Stanley	6	(6)	—	—	—
Standard Chartered Bank	58	(58)	—	—	—
UBS AG	246	(60)	—	—	186
Total	$1,630	$(810)	$—	$(100)	$720
Liabilities:
Bank of America	$51	$(51)	$—	$—	$—
Citibank	625	(43)	—	(415)	167
Goldman Sachs	194	(194)	—	—	—
HSBC Bank	118	(33)	—	—	85
JPMorgan Chase	365	(365)	—	—	—
Morgan Stanley	65	(6)	—	—	59
Standard Chartered Bank	111	(58)	—	—	53
UBS AG	60	(60)	—	—	—
Total	$1,589	$(810)	$—	$(415)	$364

*	Collateral is shown on a settlement basis.

24	American Funds Emerging Markets Bond Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Distributions in excess of ordinary income	$23,387

American Funds Emerging Markets Bond Fund	25

As of June 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$27,147
Gross unrealized depreciation on investments	(62,155)
Net unrealized depreciation on investments	(35,008)
Cost of investments	886,284

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2020					Year ended December 31, 2019
Share class	Ordinary income*		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Return of capital		Total distributions paid
Class A	$9,395		$—	$9,395		$12,293		$1,116		$9,277		22,686
Class C	657		—	657		722		81		548		1,351
Class T	—	†	—	—	†	—	†	—	†	—	†	—	†
Class F-1	389		—	389		454		38		341		833
Class F-2	6,372		—	6,372		7,756		616		5,812		14,184
Class F-3	3,356		—	3,356		2,483		323		1,946		4,752
Class 529-A	231		—	231		242		23		184		449
Class 529-C	30		—	30		36		4		27		67
Class 529-E	27		—	27		33		3		25		61
Class 529-T	—	†	—	—	†	—	†	—	†	—	†	—	†
Class 529-F-1	127		—	127		75		12		59		146
Class R-1	3		—	3		3		—	†	3		6
Class R-2	29		—	29		34		4		25		63
Class R-2E	9		—	9		21		2		16		39
Class R-3	51		—	51		56		6		42		104
Class R-4	40		—	40		38		3		28		69
Class R-5E	11		—	11		443		1		308		752
Class R-5	26		—	26		20		2		15		37
Class R-6	5,007		—	5,007		6,302		498		4,731		11,531
Total	$25,760		$—	$25,760		$31,011		$2,732		$23,387		$57,130

*	All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2020.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

26	American Funds Emerging Markets Bond Fund

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.553% of daily net assets. For the six months ended June 30, 2020, the investment advisory services fee was $2,432,000.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund. For the six months ended June 30, 2020, total fees and expenses reimbursed by CRMC were $42,000. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2020, unreimbursed expenses subject to reimbursement totaled $64,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

American Funds Emerging Markets Bond Fund	27

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended June 30, 2020, AFS voluntarily waived transfer agent services fees of $15,000 for Class F-3 shares and CRMC reimbursed transfer agent services fees of less than $1,000 for Class R-1 and R-2E shares.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

28	American Funds Emerging Markets Bond Fund

For the six months ended June 30, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$496		$190		$50		Not applicable
Class C	132		16		4		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	17		9		2		Not applicable
Class F-2	Not applicable		123		32		Not applicable
Class F-3	Not applicable		22		17		Not applicable
Class 529-A	9		5		1		$3
Class 529-C	6		1		—	*	—	*
Class 529-E	3		—	*	—	*	—	*
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—		2		1		1
Class R-1	—	*	—	*	—	*	Not applicable
Class R-2	4		2		—	*	Not applicable
Class R-2E	1		1		—	*	Not applicable
Class R-3	5		1		—	*	Not applicable
Class R-4	2		1		—	*	Not applicable
Class R-5E	Not applicable		—	*	—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		—	*	25		Not applicable
Total class-specific expenses	$675		$373		$132		$4

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

American Funds Emerging Markets Bond Fund	29

Security transactions with related funds — The fund purchased securities from other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2020, the fund engaged in such purchase transactions with related funds in the amount of $1,190,000.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2020.

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended June 30, 2020.

30	American Funds Emerging Markets Bond Fund

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020

Class A	$50,923	5,346	$8,643		940		$(99,789)	(10,618)	$(40,223)	(4,332)
Class C	4,851	502	644		70		(5,214)	(582)	281	(10)
Class T	—	—	—		—		—	—	—	—
Class F-1	4,304	446	383		41		(3,748)	(422)	939	65
Class F-2	98,030	10,211	6,297		684		(96,706)	(10,703)	7,621	192
Class F-3	26,657	2,825	3,071		335		(21,381)	(2,439)	8,347	721
Class 529-A	1,802	189	229		25		(1,328)	(145)	703	69
Class 529-C	143	15	30		3		(259)	(28)	(86)	(10)
Class 529-E	25	3	27		3		(135)	(15)	(83)	(9)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	1,016	104	125		14		(573)	(63)	568	55
Class R-1	5	1	2		—	†	— †	— †	7	1
Class R-2	282	30	29		3		(231)	(24)	80	9
Class R-2E	9	1	8		1		(535)	(63)	(518)	(61)
Class R-3	750	86	50		6		(806)	(91)	(6)	1
Class R-4	522	53	40		4		(130)	(14)	432	43
Class R-5E	302	31	11		1		(41)	(4)	272	28
Class R-5	496	51	26		3		(341)	(38)	181	16
Class R-6	12,053	1,299	5,007		545		(13,659)	(1,542)	3,401	302
Total net increase (decrease)	$202,170	21,193	$24,622		2,678		$(244,876)	(26,791)	$(18,084)	(2,920)

See end of table for footnotes.

American Funds Emerging Markets Bond Fund	31

	Sales*			Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class A	$113,767	11,686		$18,566	1,903		$(49,458)	(5,086)	$82,875	8,503
Class C	11,783	1,208		1,326	136		(4,213)	(433)	8,896	911
Class T	—	—		—	—		—	—	—	—
Class F-1	7,134	733		827	85		(5,695)	(585)	2,266	233
Class F-2	126,205	12,976		14,092	1,445		(101,964)	(10,511)	38,333	3,910
Class F-3	70,116	7,207		4,539	464		(14,555)	(1,493)	60,100	6,178
Class 529-A	3,441	353		446	46		(1,747)	(180)	2,140	219
Class 529-C	617	63		66	7		(351)	(36)	332	34
Class 529-E	371	37		62	6		(124)	(12)	309	31
Class 529-T	—	—		1	—	†	—	—	1	—	†
Class 529-F-1	2,813	288		147	15		(347)	(36)	2,613	267
Class R-1	3	—	†	5	—	†	— †	— †	8	—	†
Class R-2	476	49		61	6		(123)	(12)	414	43
Class R-2E	73	8		37	4		(14)	(1)	96	11
Class R-3	816	84		102	10		(190)	(19)	728	75
Class R-4	319	33		67	7		(181)	(19)	205	21
Class R-5E	16,383	1,722		655	67		(17,205)	(1,781)	(167)	8
Class R-5	239	24		35	4		(4)	(1)	270	27
Class R-6	17,679	1,837		11,420	1,171		(22,964)	(2,374)	6,135	634
Total net increase (decrease)	$372,235	38,308		$52,454	5,376		$(219,135)	(22,579)	$205,554	21,105

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

32	American Funds Emerging Markets Bond Fund

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $443,645,000 and $402,096,000, respectively, during the six months ended June 30, 2020.

American Funds Emerging Markets Bond Fund	33

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2020[5,6]	$9.94	$.26	$(.56)	$(.30)
12/31/2019	9.35	.63	.62	1.25
12/31/2018	10.38	.61	(1.04)	(.43)
12/31/2017	9.77	.62	.62	1.24
12/31/2016[5,10]	10.00	.40	(.24)	.16
Class C:
6/30/2020[5,6]	9.94	.23	(.56)	(.33)
12/31/2019	9.35	.56	.62	1.18
12/31/2018	10.38	.53	(1.04)	(.51)
12/31/2017	9.77	.54	.62	1.16
12/31/2016[5,12]	10.19	.22	(.43)	(.21)
Class T:
6/30/2020[5,6]	9.94	.28	(.56)	(.28)
12/31/2019	9.35	.65	.62	1.27
12/31/2018	10.38	.63	(1.04)	(.41)
12/31/2017[5,14]	10.22	.47	.18	.65
Class F-1:
6/30/2020[5,6]	9.94	.26	(.56)	(.30)
12/31/2019	9.35	.63	.62	1.25
12/31/2018	10.38	.60	(1.04)	(.44)
12/31/2017	9.77	.62	.62	1.24
12/31/2016[5,12]	10.19	.25	(.44)	(.19)
Class F-2:
6/30/2020[5,6]	9.94	.28	(.56)	(.28)
12/31/2019	9.35	.65	.62	1.27
12/31/2018	10.38	.63	(1.04)	(.41)
12/31/2017	9.77	.64	.62	1.26
12/31/2016[5,12]	10.19	.25	(.43)	(.18)
Class F-3:
6/30/2020[5,6]	9.94	.28	(.56)	(.28)
12/31/2019	9.35	.66	.62	1.28
12/31/2018	10.38	.63	(1.04)	(.41)
12/31/2017[5,15]	9.91	.60	.48	1.08

34	American Funds Emerging Markets Bond Fund

Dividends, distributions and return of capital								Ratio of expenses to		Ratio of expenses to
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before reimburse- ments/ waivers[4]		average net assets after reimburse- ments/ waivers[3,4]		Ratio of net income to average net assets[3]

$(.26)	$—	$—	$(.26)	$9.38	(2.91)%[7]	$325		1.09%[8]		1.08%[8]		5.67%[8]
(.36)	(.03)	(.27)	(.66)	9.94	13.69	387		1.03		1.00		6.44
(.58)	— [9]	(.02)	(.60)	9.35	(4.23)	285		1.06		1.01		6.23
(.61)	(.02)	—	(.63)	10.38	12.93	203		1.25		1.01		6.00
(.37)	—	(.02)	(.39)	9.77	1.58 [7,11]	58		1.00	[8,11]	.93	[8,11]	5.74	[8,11]

(.23)	—	—	(.23)	9.38	(3.25)[7]	26		1.79	[8]	1.78	[8]	4.96	[8]
(.32)	(.03)	(.24)	(.59)	9.94	12.82	28		1.79		1.77		5.67
(.50)	— [9]	(.02)	(.52)	9.35	(4.98)	18		1.85		1.80		5.43
(.53)	(.02)	—	(.55)	10.38	12.08	13		2.04		1.78		5.19
(.20)	—	(.01)	(.21)	9.77	(2.09)[7]	1		.80	[7]	.73	[7]	2.26	[7]

(.28)	—	—	(.28)	9.38	(2.75)[7,11]	—	[13]	.80	[8,11]	.79	[8,11]	6.00	[8,11]
(.37)	(.03)	(.28)	(.68)	9.94	13.96 [11]	—	[13]	.80	[11]	.78	[11]	6.67	[11]
(.60)	— [9]	(.02)	(.62)	9.35	(4.02)[11]	—	[13]	.86	[11]	.81	[11]	6.45	[11]
(.47)	(.02)	—	(.49)	10.38	6.45 [7,11]	—	[13]	1.04	[8,11]	.79	[8,11]	6.20	[8,11]

(.26)	—	—	(.26)	9.38	(2.89)[7]	13		1.06	[8]	1.05	[8]	5.70	[8]
(.36)	(.03)	(.27)	(.66)	9.94	13.64	13		1.07		1.04		6.41
(.57)	— [9]	(.02)	(.59)	9.35	(4.29)	10		1.13		1.10		5.99
(.61)	(.02)	—	(.63)	10.38	12.87	20		1.35		1.05		5.98
(.22)	—	(.01)	(.23)	9.77	(1.86)[7]	1		.55	[7]	.46	[7]	2.54	[7]

(.28)	—	—	(.28)	9.38	(2.76)[7]	203		.79	[8]	.78	[8]	5.95	[8]
(.37)	(.03)	(.28)	(.68)	9.94	13.94	214		.80		.78		6.67
(.60)	— [9]	(.02)	(.62)	9.35	(4.01)	164		.83		.78		6.48
(.63)	(.02)	—	(.65)	10.38	13.14	67		1.04		.79		6.20
(.23)	—	(.01)	(.24)	9.77	(1.81)[7]	8		.58	[7]	.42	[7]	2.54	[7]

(.28)	—	—	(.28)	9.38	(2.71)[7]	112		.71	[8]	.68	[8]	6.08	[8]
(.38)	(.03)	(.28)	(.69)	9.94	14.05	112		.74		.67		6.76
(.60)	— [9]	(.02)	(.62)	9.35	(4.00)	47		.82		.75		6.53
(.59)	(.02)	—	(.61)	10.38	11.13 [7]	23		1.08	[8]	.80	[8]	6.19	[8]

See end of table for footnotes.

American Funds Emerging Markets Bond Fund	35

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2020[5,6]	$9.94	$.26	$(.56)	$(.30)
12/31/2019	9.35	.63	.62	1.25
12/31/2018	10.38	.60	(1.04)	(.44)
12/31/2017	9.77	.61	.62	1.23
12/31/2016[5,12]	10.19	.25	(.44)	(.19)
Class 529-C:
6/30/2020[5,6]	9.94	.23	(.56)	(.33)
12/31/2019	9.35	.55	.62	1.17
12/31/2018	10.38	.53	(1.04)	(.51)
12/31/2017	9.77	.54	.62	1.16
12/31/2016[5,12]	10.19	.23	(.43)	(.20)
Class 529-E:
6/30/2020[5,6]	9.94	.25	(.56)	(.31)
12/31/2019	9.35	.60	.62	1.22
12/31/2018	10.38	.58	(1.04)	(.46)
12/31/2017	9.77	.60	.62	1.22
12/31/2016[5,12]	10.19	.24	(.43)	(.19)
Class 529-T:
6/30/2020[5,6]	9.94	.27	(.56)	(.29)
12/31/2019	9.35	.65	.62	1.27
12/31/2018	10.38	.62	(1.04)	(.42)
12/31/2017[5,14]	10.22	.47	.18	.65
Class 529-F-1:
6/30/2020[5,6]	9.94	.27	(.56)	(.29)
12/31/2019	9.35	.65	.62	1.27
12/31/2018	10.38	.62	(1.04)	(.42)
12/31/2017	9.77	.63	.63	1.26
12/31/2016[5,12]	10.19	.25	(.43)	(.18)
Class R-1:
6/30/2020[5,6]	9.94	.24	(.56)	(.32)
12/31/2019	9.35	.58	.62	1.20
12/31/2018	10.38	.56	(1.04)	(.48)
12/31/2017	9.77	.57	.62	1.19
12/31/2016[5,12]	10.19	.25	(.43)	(.18)

36	American Funds Emerging Markets Bond Fund

Dividends, distributions and return of capital								Ratio of expenses to		Ratio of expenses to
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before reimburse- ments/ waivers[4]		average net assets after reimburse- ments/ waivers[3,4]		Ratio of net income to average net assets[3]

$(.26)	$—	$—	$(.26)	$9.38	(2.90)%[7]	$8		1.07%[8]		1.06%[8]		5.70%[8]
(.36)	(.03)	(.27)	(.66)	9.94	13.63	8		1.08		1.05		6.39
(.57)	— [9]	(.02)	(.59)	9.35	(4.28)	6		1.11		1.06		6.19
(.60)	(.02)	—	(.62)	10.38	12.79	4		1.39		1.15		5.87
(.22)	—	(.01)	(.23)	9.77	(1.88)[7]	1		.56	[7]	.49	[7]	2.52	[7]

(.23)	—	—	(.23)	9.38	(3.27)[7]	1		1.84	[8]	1.83	[8]	4.93	[8]
(.31)	(.03)	(.24)	(.58)	9.94	12.79	1		1.82		1.80		5.65
(.50)	— [9]	(.02)	(.52)	9.35	(5.01)	1		1.87		1.82		5.42
(.53)	(.02)	—	(.55)	10.38	12.06 [11]	1		2.03	[11]	1.80	[11]	5.21	[11]
(.21)	—	(.01)	(.22)	9.77	(1.99)[7,11]	—	[13]	.72	[7,11]	.64	[7,11]	2.31	[7,11]

(.25)	—	—	(.25)	9.38	(3.00)[7]	1		1.29	[8]	1.28	[8]	5.48	[8]
(.34)	(.03)	(.26)	(.63)	9.94	13.40	1		1.28		1.26		6.18
(.55)	— [9]	(.02)	(.57)	9.35	(4.49)	1		1.33		1.26		6.12
(.59)	(.02)	—	(.61)	10.38	12.71	—	[13]	1.47		1.24		5.76
(.22)	—	(.01)	(.23)	9.77	(1.89)[7,11]	—	[13]	.55	[7,11]	.49	[7,11]	2.40	[7,11]

(.27)	—	—	(.27)	9.38	(2.79)[7,11]	—	[13]	.84	[8,11]	.83	[8,11]	5.93	[8,11]
(.37)	(.03)	(.28)	(.68)	9.94	13.87 [11]	—	[13]	.85	[11]	.83	[11]	6.61	[11]
(.59)	— [9]	(.02)	(.61)	9.35	(4.08)[11]	—	[13]	.92	[11]	.87	[11]	6.36	[11]
(.47)	(.02)	—	(.49)	10.38	6.40 [7,11]	—	[13]	1.10	[8,11]	.85	[8,11]	6.14	[8,11]

(.27)	—	—	(.27)	9.38	(2.79)[7]	5		.84	[8]	.83	[8]	5.93	[8]
(.37)	(.03)	(.28)	(.68)	9.94	13.88	4		.84		.82		6.60
(.59)	— [9]	(.02)	(.61)	9.35	(4.08)	1		.90		.84		6.51
(.63)	(.02)	—	(.65)	10.38	13.12	1		1.08		.85		6.11
(.23)	—	(.01)	(.24)	9.77	(1.78)[7]	—	[13]	.47	[7]	.37	[7]	2.55	[7]

(.24)	—	—	(.24)	9.38	(3.14)[7,11]	—	[13]	1.60	[8,11]	1.56	[8,11]	5.21	[8,11]
(.33)	(.03)	(.25)	(.61)	9.94	13.11 [11]	—	[13]	1.56	[11]	1.52	[11]	5.94	[11]
(.53)	— [9]	(.02)	(.55)	9.35	(4.76)[11]	—	[13]	1.64	[11]	1.57	[11]	5.63	[11]
(.56)	(.02)	—	(.58)	10.38	12.37 [11]	—	[13]	1.73	[11]	1.52	[11]	5.51	[11]
(.23)	—	(.01)	(.24)	9.77	(1.77)[7,11]	—	[13]	.40	[7,11]	.36	[7,11]	2.49	[7,11]

See end of table for footnotes.

American Funds Emerging Markets Bond Fund	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2020[5,6]	$9.94	$.23	$(.56)	$(.33)
12/31/2019	9.35	.56	.62	1.18
12/31/2018	10.38	.55	(1.04)	(.49)
12/31/2017	9.77	.57	.62	1.19
12/31/2016[5,12]	10.19	.23	(.43)	(.20)
Class R-2E:
6/30/2020[5,6]	9.94	.25	(.56)	(.31)
12/31/2019	9.35	.58	.62	1.20
12/31/2018	10.38	.58	(1.04)	(.46)
12/31/2017	9.77	.65	.62	1.27
12/31/2016[5,12]	10.19	.25	(.43)	(.18)
Class R-3:
6/30/2020[5,6]	9.94	.25	(.56)	(.31)
12/31/2019	9.35	.60	.62	1.22
12/31/2018	10.38	.58	(1.04)	(.46)
12/31/2017	9.77	.59	.63	1.22
12/31/2016[5,12]	10.19	.25	(.43)	(.18)
Class R-4:
6/30/2020[5,6]	9.94	.27	(.56)	(.29)
12/31/2019	9.35	.63	.62	1.25
12/31/2018	10.38	.61	(1.04)	(.43)
12/31/2017	9.77	.63	.62	1.25
12/31/2016[5,12]	10.19	.25	(.43)	(.18)
Class R-5E:
6/30/2020[5,6]	9.94	.28	(.56)	(.28)
12/31/2019	9.35	.65	.62	1.27
12/31/2018	10.38	.63	(1.04)	(.41)
12/31/2017	9.77	.65	.62	1.27
12/31/2016[5,12]	10.19	.25	(.43)	(.18)
Class R-5:
6/30/2020[5,6]	9.94	.28	(.56)	(.28)
12/31/2019	9.35	.66	.62	1.28
12/31/2018	10.38	.63	(1.04)	(.41)
12/31/2017	9.77	.65	.62	1.27
12/31/2016[5,12]	10.19	.25	(.43)	(.18)

38	American Funds Emerging Markets Bond Fund

Dividends, distributions and return of capital								Ratio of expenses to		Ratio of expenses to
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before reimburse- ments/ waivers[4]		average net assets after reimburse- ments/ waivers[3,4]		Ratio of net income to average net assets[3]

$(.23)	$—	$—	$(.23)	$9.38	(3.23)%[7]	$1		1.75%[8]		1.74%[8]		5.02%[8]
(.32)	(.03)	(.24)	(.59)	9.94	12.90	1		1.73		1.70		5.74
(.52)	— [9]	(.02)	(.54)	9.35	(4.84)	1		1.70		1.64		5.67
(.56)	(.02)	—	(.58)	10.38	12.39 [11]	—	[13]	1.71	[11]	1.50	[11]	5.52	[11]
(.21)	—	(.01)	(.22)	9.77	(1.99)[7,11]	—	[13]	.68	[7,11]	.62	[7,11]	2.34	[7,11]

(.25)	—	—	(.25)	9.38	(3.07)[7,11]	—	[13]	1.50	[8,11]	1.44	[8,11]	5.12	[8,11]
(.33)	(.03)	(.25)	(.61)	9.94	13.20	1		1.46		1.43		6.02
(.55)	— [9]	(.02)	(.57)	9.35	(4.51)	1		1.48		1.42		5.89
(.64)	(.02)	—	(.66)	10.38	13.29 [11]	—	[13]	1.01	[11]	.70	[11]	6.33	[11]
(.23)	—	(.01)	(.24)	9.77	(1.77)[7,11]	—	[13]	.39	[7,11]	.35	[7,11]	2.46	[7,11]

(.25)	—	—	(.25)	9.38	(3.02)[7]	2		1.32	[8]	1.30	[8]	5.46	[8]
(.34)	(.03)	(.26)	(.63)	9.94	13.37	2		1.30		1.28		6.15
(.55)	— [9]	(.02)	(.57)	9.35	(4.52)	1		1.36		1.31		5.91
(.59)	(.02)	—	(.61)	10.38	12.70	1		1.52		1.27		5.73
(.23)	—	(.01)	(.24)	9.77	(1.81)[7,11]	—	[13]	.46	[7,11]	.41	[7,11]	2.47	[7,11]

(.27)	—	—	(.27)	9.38	(2.88)[7]	1		1.03	[8]	1.02	[8]	5.75	[8]
(.36)	(.03)	(.27)	(.66)	9.94	13.67	1		1.04		1.02		6.44
(.58)	— [9]	(.02)	(.60)	9.35	(4.26)	1		1.09		1.03		6.24
(.62)	(.02)	—	(.64)	10.38	13.03	—	[13]	1.22		.96		6.03
(.23)	—	(.01)	(.24)	9.77	(1.76)[7,11]	—	[13]	.39	[7,11]	.35	[7,11]	2.46	[7,11]

(.28)	—	—	(.28)	9.38	(2.71)[7]	1		.67	[8]	.66	[8]	6.17	[8]
(.37)	(.03)	(.28)	(.68)	9.94	14.05	—	[13]	.77		.75		6.81
(.60)	— [9]	(.02)	(.62)	9.35	(4.03)	—	[13]	.86		.76		6.90
(.64)	(.02)	—	(.66)	10.38	13.29	—	[13]	.99		.69		6.33
(.23)	—	(.01)	(.24)	9.77	(1.76)[7]	—	[13]	.39	[7]	.35	[7]	2.46	[7]

(.28)	—	—	(.28)	9.38	(2.73)[7]	1		.73	[8]	.72	[8]	6.02	[8]
(.38)	(.03)	(.28)	(.69)	9.94	14.01	1		.74		.71		6.73
(.60)	— [9]	(.02)	(.62)	9.35	(3.98)	—	[13]	.80		.74		6.54
(.64)	(.02)	—	(.66)	10.38	13.23	—	[13]	1.00		.74		6.27
(.23)	—	(.01)	(.24)	9.77	(1.76)[7]	—	[13]	.38	[7]	.34	[7]	2.47	[7]

See end of table for footnotes.

American Funds Emerging Markets Bond Fund	39

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/2020[5,6]	$9.94	$.28	$(.56)	$(.28)
12/31/2019	9.35	.66	.62	1.28
12/31/2018	10.38	.64	(1.04)	(.40)
12/31/2017	9.77	.64	.62	1.26
12/31/2016[5,12]	10.19	.25	(.43)	(.18)

	Six months ended June 30,	Year ended December 31,			For the period 4/22/2016 to
	2020[5,6,7]	2019	2018	2017	12/31/2016[5,7,10]
Portfolio turnover rate for all share classes[16]	52%	54%	38%	35%	43%

See notes to financial statements.

40	American Funds Emerging Markets Bond Fund

Dividends, distributions and return of capital								Ratio of expenses to		Ratio of expenses to
Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before reimburse- ments/ waivers[4]		average net assets after reimburse- ments/ waivers[3,4]		Ratio of net income to average net assets[3]

$(.28)	$—	$—	$(.28)	$9.38	(2.71)%[7]	$166		.67%[8]		.66%[8]		6.10%[8]
(.38)	(.03)	(.28)	(.69)	9.94	14.07	173		.68		.66		6.80
(.61)	— [9]	(.02)	(.63)	9.35	(3.95)	157		.72		.66		6.69
(.63)	(.02)	—	(.65)	10.38	13.17	—	[13]	1.00		.79		6.20
(.23)	—	(.01)	(.24)	9.77	(1.78)[7]	—	[13]	.41	[7]	.37	[7]	2.48	[7]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC and/or the fund’s transfer agent. During some of the periods shown, CRMC reimbursed a portion of other fees and expenses and/or reimbursed a portion of the fund’s transfer agent services fees for certain share classes. In addition, during some of the periods shown, the fund’s transfer agent waived a portion of the fund’s transfer agent services fees for Class F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]	For the period April 22, 2016, commencement of operations, through December 31, 2016.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	This share class began investment operations on July 29, 2016.
[13]	Amount less than $1 million.
[14]	Class T and 529-T shares began investment operations on April 7, 2017.
[15]	Class F-3 shares began investment operations on January 27, 2017.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

American Funds Emerging Markets Bond Fund	41

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2020, through June 30, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	American Funds Emerging Markets Bond Fund

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$970.92	$5.29	1.08%
Class A – assumed 5% return	1,000.00	1,019.49	5.42	1.08
Class C – actual return	1,000.00	967.52	8.71	1.78
Class C – assumed 5% return	1,000.00	1,016.01	8.92	1.78
Class T – actual return	1,000.00	972.48	3.87	.79
Class T – assumed 5% return	1,000.00	1,020.93	3.97	.79
Class F-1 – actual return	1,000.00	971.06	5.15	1.05
Class F-1 – assumed 5% return	1,000.00	1,019.64	5.27	1.05
Class F-2 – actual return	1,000.00	972.40	3.83	.78
Class F-2 – assumed 5% return	1,000.00	1,020.98	3.92	.78
Class F-3 – actual return	1,000.00	972.88	3.34	.68
Class F-3 – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 529-A – actual return	1,000.00	970.99	5.19	1.06
Class 529-A – assumed 5% return	1,000.00	1,019.59	5.32	1.06
Class 529-C – actual return	1,000.00	967.31	8.95	1.83
Class 529-C – assumed 5% return	1,000.00	1,015.76	9.17	1.83
Class 529-E – actual return	1,000.00	969.97	6.27	1.28
Class 529-E – assumed 5% return	1,000.00	1,018.50	6.42	1.28
Class 529-T – actual return	1,000.00	972.11	4.07	.83
Class 529-T – assumed 5% return	1,000.00	1,020.74	4.17	.83
Class 529-F-1 – actual return	1,000.00	972.13	4.07	.83
Class 529-F-1 – assumed 5% return	1,000.00	1,020.74	4.17	.83
Class R-1 – actual return	1,000.00	968.60	7.64	1.56
Class R-1 – assumed 5% return	1,000.00	1,017.11	7.82	1.56
Class R-2 – actual return	1,000.00	967.72	8.51	1.74
Class R-2 – assumed 5% return	1,000.00	1,016.21	8.72	1.74
Class R-2E – actual return	1,000.00	969.35	7.05	1.44
Class R-2E – assumed 5% return	1,000.00	1,017.70	7.22	1.44
Class R-3 – actual return	1,000.00	969.85	6.37	1.30
Class R-3 – assumed 5% return	1,000.00	1,018.40	6.52	1.30
Class R-4 – actual return	1,000.00	971.22	5.00	1.02
Class R-4 – assumed 5% return	1,000.00	1,019.79	5.12	1.02
Class R-5E – actual return	1,000.00	972.87	3.24	.66
Class R-5E – assumed 5% return	1,000.00	1,021.58	3.32	.66
Class R-5 – actual return	1,000.00	972.68	3.53	.72
Class R-5 – assumed 5% return	1,000.00	1,021.28	3.62	.72
Class R-6 – actual return	1,000.00	972.95	3.24	.66
Class R-6 – assumed 5% return	1,000.00	1,021.58	3.32	.66

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

American Funds Emerging Markets Bond Fund	43

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

44	American Funds Emerging Markets Bond Fund

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible

American Funds Emerging Markets Bond Fund	45

ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

46	American Funds Emerging Markets Bond Fund

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American Funds Emerging Markets Bond Fund	47

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48	American Funds Emerging Markets Bond Fund

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American Funds Emerging Markets Bond Fund	49

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50	American Funds Emerging Markets Bond Fund

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American Funds Emerging Markets Bond Fund	51

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	American Funds Emerging Markets Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete June 30, 2020, portfolio of American Funds Emerging Markets Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Emerging Markets Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Emerging Markets Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Emerging Markets Bond Fund®

Investment portfolio

June 30, 2020

unaudited

Bonds, notes & other debt instruments 96.85% Bonds & notes of governments & government agencies outside the U.S. 84.01%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 3.125% 2027	$1,600	$1,753
Abu Dhabi (Emirate of) 3.875% 20501	1,100	1,304
Angola (Republic of) 9.50% 2025	4,480	4,053
Angola (Republic of) 8.25% 2028	5,420	4,487
Angola (Republic of) 8.00% 20291	7,000	5,789
Angola (Republic of) 8.00% 2029	2,100	1,737
Argentine Republic 6.875% 20212	7,600	3,208
Argentine Republic 5.625% 2022	1,900	794
Argentine Republic 4.625% 2023	2,600	1,098
Argentine Republic 7.50% 20262	27,425	11,236
Argentine Republic 6.875% 2027	8,120	3,295
Argentine Republic 5.875% 2028	9,469	3,831
Argentine Republic 6.625% 2028	5,217	2,098
Argentine Republic 7.82% 20332,3	€1,238	588
Argentine Republic 0% 2035	$600	9
Argentine Republic 3.75% 2038 (5.25% on 3/31/2029)3	2,984	1,184
Argentine Republic 6.875% 2048	380	149
Argentine Republic Inflation-Protected Security 5.83% 20334	ARS44,711	419
Azerbaijan (Republic of) 4.75% 2024	$1,261	1,347
Bahrain (Kingdom of) 5.875% 2021	650	661
Bahrain (Kingdom of) 6.125% 2022	4,500	4,705
Bahrain (Kingdom of) 6.125% 2023	1,330	1,411
Bahrain (Kingdom of) 6.75% 20291	520	571
Benin (Republic of) 5.75% 2026	€1,230	1,291
Brazil (Federative Republic of) 6.00% 20244	BRL10,973	2,333
Brazil (Federative Republic of) 10.00% 2025	25,067	5,398
Brazil (Federative Republic of) 10.00% 2027	12,000	2,617
Brazil (Federative Republic of) 3.875% 2030	$1,710	1,652
Brazil (Federative Republic of) 6.00% 20304	BRL38,364	8,570
Brazil (Federative Republic of) 6.00% 20504	3,678	867
Brazil (Federative Republic of) 6.00% 20554	3,343	799
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 29.672% 20285	ARS36,244	281
Cameroon (Republic of) 9.50% 2025	$3,700	3,728
China (People’s Republic of), Series 1906, 3.29% 2029	CNY10,900	1,585
China (People’s Republic of), Series 1910, 3.86% 2049	34,400	5,082
China Development Bank Corp., Series 2004, 3.43% 2027	83,840	11,955
China Development Bank Corp., Series 1905, 3.48% 2029	113,500	16,112
Colombia (Republic of) 5.75% 2027	COP4,349,100	1,165
Colombia (Republic of) 4.50% 2029	$1,400	1,540
Colombia (Republic of) 4.125% 2051	860	866
Colombia (Republic of), Series UVL, 3.50% 20214	COP1,682,323	519
Colombia (Republic of), Series B, 6.25% 2025	28,882,700	8,337
Colombia (Republic of), Series B, 7.50% 2026	8,097,800	2,456
Colombia (Republic of), Series B, 7.75% 2030	14,100,000	4,124
Colombia (Republic of), Series B, 7.00% 2032	3,720,000	1,021
Colombia (Republic of), Series B, 7.25% 2034	14,192,000	3,944
Costa Rica (Republic of) 4.375% 2025	$785	705

American Funds Emerging Markets Bond Fund — Page 1 of 10

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Costa Rica (Republic of) 6.125% 20311	$2,735	$2,372
Costa Rica (Republic of) 7.00% 2044	1,722	1,422
Cote d’Ivoire (Republic of) 5.375% 20241	900	906
Cote d’Ivoire (Republic of) 5.25% 2030	€4,400	4,620
Cote d’Ivoire (Republic of) 5.875% 2031	5,875	6,218
Dominican Republic 8.90% 2023	DOP40,500	645
Dominican Republic 5.50% 2025	$2,244	2,278
Dominican Republic 6.875% 2026	2,335	2,455
Dominican Republic 6.875% 20261	1,200	1,262
Dominican Republic 9.75% 2026	DOP341,750	5,275
Dominican Republic 10.375% 2026	9,600	162
Dominican Republic 11.00% 2026	54,400	927
Dominican Republic 5.95% 20271	$2,600	2,625
Dominican Republic 5.95% 2027	2,000	2,019
Dominican Republic 11.25% 2027	DOP48,800	872
Dominican Republic 11.375% 2029	35,000	600
Dominican Republic 7.45% 2044	$2,500	2,587
Dominican Republic 6.85% 2045	300	289
Dominican Republic 6.50% 2048	815	757
Dominican Republic 6.40% 20491	3,885	3,574
Dominican Republic 6.40% 2049	580	534
Dominican Republic 5.875% 20601	4,219	3,643
Egypt (Arab Republic of) 5.577% 20231	1,575	1,614
Egypt (Arab Republic of) 5.75% 20241	640	643
Egypt (Arab Republic of) 4.75% 2026	€2,000	2,140
Egypt (Arab Republic of) 4.75% 2026	1,900	2,033
Egypt (Arab Republic of) 15.70% 2027	EGP22,200	1,486
Egypt (Arab Republic of) 6.588% 20281	$4,400	4,356
Egypt (Arab Republic of) 5.625% 2030	€1,465	1,491
Egypt (Arab Republic of) 7.053% 20321	$2,500	2,381
Egypt (Arab Republic of) 7.625% 20321	4,400	4,306
Egypt (Arab Republic of) 8.50% 20471	200	196
Egypt (Arab Republic of) 8.15% 20591	2,600	2,430
Ethiopia (Federal Democratic Republic of) 6.625% 2024	6,275	6,303
Gabonese Republic 6.375% 2024	4,281	4,080
Gabonese Republic 6.95% 2025	3,400	3,205
Gabonese Republic 6.625% 20311	3,865	3,463
Ghana (Republic of) 6.375% 20271	530	498
Greece (Hellenic Republic of) 3.375% 2025	€3,740	4,728
Guatemala (Republic of) 4.375% 2027	$3,125	3,245
Guatemala (Republic of) 6.125% 20501	1,060	1,231
Honduras (Republic of) 6.25% 2027	6,900	7,380
Honduras (Republic of) 6.25% 20271	1,950	2,086
Honduras (Republic of) 5.625% 20301	1,120	1,142
Hungary, Series C, 1.50% 2023	HUF880,000	2,839
India (Republic of) 8.24% 2027	INR284,750	4,182
India (Republic of) 7.73% 2034	283,200	4,210
Indonesia (Republic of) 4.20% 2050	$1,300	1,456
Indonesia (Republic of), Series 59, 7.00% 2027	IDR89,289,000	6,269
Indonesia (Republic of), Series 64, 6.125% 2028	112,563,000	7,400
Indonesia (Republic of), Series 82, 7.00% 2030	60,000,000	4,142
Indonesia (Republic of), Series 73, 8.75% 2031	42,600,000	3,251
Indonesia (Republic of), Series 65, 6.625% 2033	79,782,000	5,124
Indonesia (Republic of), Series 72, 8.25% 2036	48,274,000	3,520
Iraq (Republic of) 6.752% 20231	$2,905	2,688

American Funds Emerging Markets Bond Fund — Page 2 of 10

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Iraq (Republic of) 5.80% 2028	$250	$226
Israel (State of) 3.375% 2050	1,340	1,473
Israel (State of) 3.875% 2050	3,000	3,574
Jordan (Hashemite Kingdom of) 5.75% 20271	3,000	3,120
Kazakhstan (Republic of) 6.50% 2045	2,400	3,563
Kenya (Republic of) 6.875% 2024	4,345	4,426
Kenya (Republic of) 7.25% 2028	2,400	2,380
Kenya (Republic of) 7.25% 20281	1,725	1,710
Kenya (Republic of) 8.00% 20321	700	693
Kenya (Republic of) 8.25% 2048	2,300	2,275
Kenya (Republic of) 8.25% 20481	660	653
Malaysia (Federation of), Series 0316, 3.90% 2026	MYR13,200	3,291
Malaysia (Federation of), Series 0219, 3.885% 2029	15,270	3,846
Malaysia (Federation of), Series 0419, 3.828% 2034	19,800	4,877
Malaysia (Federation of), Series 0415, 4.254% 2035	5,600	1,428
Malaysia (Federation of), Series 0615, 4.786% 2035	2,425	646
Malaysia (Federation of), Series 0418, 4.893% 2038	47,400	12,907
Malaysia (Federation of), Series 0219, 4.467% 2039	6,000	1,543
Malaysia (Federation of), Series 0518, 4.921% 2048	4,200	1,128
Mozambique (Republic of) 5.00% 2031	$4,665	4,000
Namibia (Republic of) 5.50% 2021	1,943	1,957
National Highways Authority of India 7.17% 2021	INR30,000	413
Nigeria (Republic of) 6.75% 2021	$1,100	1,118
Nigeria (Republic of) 6.75% 20211	1,000	1,016
Nigeria (Republic of) 16.39% 2022	NGN125,000	328
Nigeria (Republic of) 7.625% 2047	$1,600	1,434
Oman (Sultanate of) 5.375% 2027	1,500	1,404
Oman (Sultanate of) 5.625% 2028	500	468
Pakistan (Islamic Republic of) 5.50% 2021	1,000	979
Pakistan (Islamic Republic of) 5.50% 20211	700	685
Pakistan (Islamic Republic of) 8.25% 2024	2,100	2,196
Pakistan (Islamic Republic of) 8.25% 2025	1,500	1,570
Pakistan (Islamic Republic of) 6.875% 20271	1,900	1,879
Pakistan (Islamic Republic of) 6.875% 2027	400	395
Panama (Republic of) 3.75% 2025	900	977
Panama (Republic of) 3.75% 20261	2,585	2,709
Panama (Republic of) 7.125% 2026	1,200	1,522
Panama (Republic of) 3.16% 2030	1,400	1,510
Panama (Republic of) 4.50% 2047	1,350	1,660
Panama (Republic of) 4.50% 2050	1,570	1,932
Panama (Republic of) 4.50% 2056	1,095	1,348
Paraguay (Republic of) 5.00% 20261	2,400	2,662
Paraguay (Republic of) 5.00% 2026	720	798
Paraguay (Republic of) 5.60% 20481	3,555	4,166
Peru (Republic of) 4.125% 2027	1,065	1,227
Peru (Republic of) 2.783% 2031	1,560	1,667
Peru (Republic of) 6.15% 2032	PEN15,575	5,034
Peru (Republic of) 5.40% 2034	21,589	6,435
Peru (Republic of) 5.35% 2040	16,095	4,569
PETRONAS Capital Ltd. 3.50% 20301	$1,300	1,447
Philippines (Republic of) 2.95% 2045	2,600	2,710
Poland (Republic of), Series 1024, 2.25% 2024	PLN20,400	5,537
PT Indonesia Asahan Aluminium Tbk 4.75% 20251	$1,136	1,217
PT Indonesia Asahan Aluminium Tbk 6.53% 20281	350	416
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	264	313

American Funds Emerging Markets Bond Fund — Page 3 of 10

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
PT Indonesia Asahan Aluminium Tbk 5.45% 20301	$780	$872
Qatar (State of) 3.875% 20231	800	860
Qatar (State of) 4.50% 20281	5,300	6,260
Qatar (State of) 3.75% 2030	5,000	5,706
Qatar (State of) 3.75% 20301	2,800	3,195
Qatar (State of) 5.103% 20481	2,200	2,998
Qatar (State of) 4.40% 20501	480	595
Romania 2.75% 2026	€1,900	2,226
Romania 2.375% 2027	830	952
Romania 3.624% 2030	2,203	2,677
Romania 2.00% 2032	300	316
Romania 3.50% 2034	1,140	1,343
Romania 3.375% 2038	1,525	1,750
Romania 4.625% 2049	3,200	4,127
Romania 4.625% 2049	2,340	3,018
Russian Federation 7.00% 2023	RUB1,082,220	16,084
Russian Federation 7.00% 2023	56,900	852
Russian Federation 8.15% 2027	806,215	13,070
Russian Federation 4.375% 20291	$9,400	10,704
Russian Federation 4.375% 2029	200	228
Russian Federation 8.50% 2031	RUB501,366	8,518
Russian Federation 7.25% 2034	206,500	3,223
Russian Federation 5.10% 2035	$800	990
Russian Federation 5.25% 2047	4,200	5,554
Russian Federation, Series 2002, 2.50% 20284	RUB973,206	13,694
Senegal (Republic of) 8.75% 2021	$2,839	2,942
Senegal (Republic of) 6.25% 2024	2,120	2,233
Senegal (Republic of) 4.75% 2028	€5,300	5,774
Senegal (Republic of) 4.75% 2028	4,140	4,510
Serbia (Republic of) 3.125% 2027	6,660	7,848
South Africa (Republic of) 4.665% 2024	$1,500	1,534
South Africa (Republic of) 8.00% 2030	ZAR86,400	4,606
South Africa (Republic of) 8.25% 2032	42,000	2,114
South Africa (Republic of) 8.50% 2037	14,100	658
South Africa (Republic of), Series R-214, 6.50% 2041	111,100	4,083
South Africa (Republic of), Series R-2048, 8.75% 2048	338,400	15,383
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	$600	574
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	6,451	5,612
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	1,500	1,065
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	2,500	1,688
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	400	270
Sri Lanka (Democratic Socialist Republic of) 6.825% 20261	1,350	898
Sri Lanka (Democratic Socialist Republic of) 6.20% 20271	2,500	1,644
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	300	197
Sri Lanka (Democratic Socialist Republic of) 6.75% 20281	1,300	855
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	250	164
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	750	493
Tunisia (Republic of) 6.75% 2023	€5,070	5,424
Tunisia (Republic of) 6.75% 2023	110	118
Tunisia (Republic of) 5.625% 2024	800	829
Tunisia (Republic of) 5.75% 2025	$425	396
Tunisia (Republic of) 6.375% 2026	€6,500	6,591
Turkey (Republic of) 2.00% 20244	TRY16,258	2,417
Turkey (Republic of) 3.20% 20244	6,681	1,035
Turkey (Republic of) 4.10% 20244	9,642	1,521

American Funds Emerging Markets Bond Fund — Page 4 of 10

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 7.375% 2025	$800	$845
Turkey (Republic of) 8.00% 2025	TRY15,450	2,065
Turkey (Republic of) 4.25% 2026	$2,950	2,698
Turkey (Republic of) 4.875% 2026	4,400	4,094
Turkey (Republic of) 5.125% 2028	635	586
Turkey (Republic of) 6.125% 2028	3,420	3,329
Turkey (Republic of) 7.625% 2029	1,400	1,477
Ukraine 17.25% 2020	UAH49,282	1,891
Ukraine 7.75% 2021	$2,900	2,997
Ukraine 15.36% 2021	UAH38,794	1,564
Ukraine 16.00% 2021	15,300	610
Ukraine 18.00% 2021	28,329	1,130
Ukraine 14.91% 2022	49,742	2,025
Ukraine 17.00% 2022	50,293	2,085
Ukraine 10.00% 2023	31,600	1,164
Ukraine 11.67% 2023	51,578	1,983
Ukraine 8.994% 2024	$5,670	6,108
Ukraine 7.75% 2025	1,200	1,256
Ukraine 15.84% 2025	UAH83,065	3,631
Ukraine 6.75% 2026	€7,358	8,426
Ukraine 4.375% 2030	580	562
Ukraine 0% 2040	$4,700	4,364
United Mexican States 3.90% 2025	430	462
United Mexican States 4.75% 2032	1,960	2,166
United Mexican States 4.00% 20464	MXN38,679	1,956
United Mexican States 4.50% 2050	$1,900	1,959
United Mexican States 5.75% 2110	3,348	3,722
United Mexican States, Series M, 5.75% 2026	MXN279,000	12,472
United Mexican States, Series M20, 8.50% 2029	362,000	18,658
United Mexican States, Series M, 7.75% 2031	50,000	2,460
United Mexican States, Series M, 7.75% 2034	60,000	2,966
Uruguay (Oriental Republic of) 9.875% 2022	UYU29,576	697
Uruguay (Oriental Republic of) 4.375% 20284	95,124	2,381
Uruguay (Oriental Republic of) 8.50% 2028	68,920	1,498
Uruguay (Oriental Republic of) 3.875% 20404	370,837	8,836
Venezuela (Bolivarian Republic of) 7.00% 20182	$225	14
Venezuela (Bolivarian Republic of) 7.75% 20192	4,983	324
Venezuela (Bolivarian Republic of) 6.00% 20202	3,353	210
Venezuela (Bolivarian Republic of) 12.75% 20222	300	19
Venezuela (Bolivarian Republic of) 9.00% 20232	4,895	306
Venezuela (Bolivarian Republic of) 8.25% 20242	2,276	142
Venezuela (Bolivarian Republic of) 7.65% 20252	450	28
Venezuela (Bolivarian Republic of) 11.75% 20262	225	14
Venezuela (Bolivarian Republic of) 9.25% 20272	3,060	191
Venezuela (Bolivarian Republic of) 9.25% 20282	1,129	71
Venezuela (Bolivarian Republic of) 11.95% 20312	377	24
Venezuela (Bolivarian Republic of) 7.00% 20382	377	24
		727,469
Corporate bonds & notes 12.84% Energy 3.82%
KazMunayGas National Co. JSC 4.75% 2027	1,274	1,385
MV24 Capital BV 6.748% 20341	4,154	3,955
Petrobras Global Finance Co. 8.75% 2026	1,550	1,833
Petrobras Global Finance Co. 5.60% 2031	1,400	1,407

American Funds Emerging Markets Bond Fund — Page 5 of 10

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petrobras Global Finance Co. 6.75% 2050	$1,500	$1,546
Petróleos Mexicanos 4.875% 2022	405	403
Petróleos Mexicanos 5.375% 2022	220	220
Petróleos Mexicanos 4.875% 2024	175	169
Petróleos Mexicanos 7.19% 2024	MXN91,770	3,402
Petróleos Mexicanos 6.875% 2026	$2,145	2,032
Petróleos Mexicanos 7.47% 2026	MXN189,270	6,467
Petróleos Mexicanos 6.49% 2027	$460	420
Petróleos Mexicanos 6.50% 2029	753	658
Petróleos Mexicanos 6.75% 2047	6,550	5,048
Petróleos Mexicanos 7.69% 20501	1,500	1,246
Petróleos Mexicanos 7.69% 2050	1,250	1,039
PTT Exploration and Production PCL 2.587% 20271	1,820	1,865
		33,095
Industrials 2.63%
Autoridad del Canal de Panama 4.95% 2035	400	458
CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)3	1,600	1,589
Dianjian International Finance Ltd. 4.60% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.933% on 7/19/2023)3	3,100	3,170
DP World Crescent 4.848% 20281	4,700	4,966
Empresa de Transporte de Pasajeros Metro SA 4.70% 20501	1,980	2,274
ENA Norte Trust 4.95% 2028	1,189	1,176
Lima Metro Line 2 Finance Ltd. 4.35% 20361	2,520	2,694
Mexico City Airport Trust 3.875% 2028	1,400	1,274
Mexico City Airport Trust 5.50% 2046	1,609	1,422
Mexico City Airport Trust 5.50% 2047	2,128	1,879
Rutas 2 and 7 Finance Ltd. 0% 20361	2,820	1,847
		22,749
Materials 1.98%
Braskem Idesa Sapi 7.45% 20291	2,600	2,438
Braskem Netherlands Finance BV 5.875% 2050	2,400	2,119
Braskem SA 4.50% 20301	2,590	2,374
Braskem SA 4.50% 2030	600	550
CSN Islands XI Corp. 6.75% 20281	1,600	1,372
CSN Resources SA 7.625% 2023	1,200	1,118
Cydsa, SAB de CV 6.25% 2027	900	885
Inversiones CMPC SA 3.85% 20301	3,100	3,170
Suzano Austria GmbH 5.00% 2030	3,100	3,145
		17,171
Financials 1.51%
Banco del Estado de Chile 2.704% 20251	3,000	3,088
Bangkok Bank PCL 4.45% 20281	900	1,024
Bangkok Bank PCL 9.025% 2029	500	678
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)3	3,150	3,015
Bank Mandiri (Persero) Tbk PT 4.75% 2025	880	934
Credicorp Ltd. 2.75% 20251	1,500	1,496
HDFC Bank Ltd. 8.10% 2025	INR30,000	407
Housing Development Finance Corp., Ltd. 8.22% 2022	80,000	1,093

American Funds Emerging Markets Bond Fund — Page 6 of 10

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Kasikornbank PC HK 3.343% 20313	$450	$438
PT Bank Tabungan Negara (Persero) Tbk 4.20% 2025	910	874
		13,047
Utilities 1.21%
Empresas Publicas de Medellin ESP 8.375% 2027	COP10,000,000	2,817
Empresas Publicas de Medellin ESP 4.25% 20291	$3,230	3,248
Enel Chile SA 4.875% 2028	2,739	3,064
Enersis Américas SA 4.00% 2026	615	654
Engie Energia Chile SA 3.40% 20301	656	684
		10,467
Consumer discretionary 1.01%
Melco International Development Ltd. 5.375% 20291	2,250	2,255
Sands China Ltd. 3.80% 20261	2,800	2,891
Sands China Ltd. 4.375% 20301	535	559
Wynn Macau, Ltd. 5.50% 20261	2,500	2,482
Wynn Resorts Ltd. 7.75% 20251	600	607
		8,794
Communication services 0.53%
Globo Comunicação e Participações SA 4.875% 20301	3,100	2,809
Tencent Holdings Ltd. 3.975% 2029	800	905
Tencent Holdings Ltd. 3.24% 20501	900	904
		4,618
Consumer staples 0.15%
JBS Investments GmbH II 7.00% 2026	1,200	1,262
Total corporate bonds & notes		111,203
Total bonds, notes & other debt instruments (cost: $872,886,000)		838,672
Short-term securities 1.47% Money market investments 1.47%	Shares
Capital Group Central Cash Fund 0.18%6	126,748	12,676
Total short-term securities (cost: $12,676,000)		12,676
Total investment securities 98.32% (cost: $885,562,000)		851,348
Other assets less liabilities 1.68%		14,574
Net assets 100.00%		$865,922

American Funds Emerging Markets Bond Fund — Page 7 of 10

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount7 (000)	Value at 6/30/20208 (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
2 Year U.S. Treasury Note Futures	Long	171	October 2020	$34,200	$37,762	$6
5 Year U.S. Treasury Note Futures	Long	50	October 2020	5,000	6,287	16
10 Year Euro-Bund Futures	Short	93	September 2020	€(9,300)	(18,444)	(198)
30 Year Ultra U.S. Treasury Bond Futures	Long	11	September 2020	$1,100	2,400	63
						$(113)

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2020 (000)
Purchases (000)	Sales (000)
USD2,165	EUR1,900	JPMorgan Chase	7/6/2020	$30
USD12,970	EUR11,540	Goldman Sachs	7/6/2020	3
USD4,661	CNH33,400	UBS AG	7/9/2020	(60)
USD6,192	EUR5,475	JPMorgan Chase	7/13/2020	39
USD5,398	INR406,780	JPMorgan Chase	7/13/2020	17
USD1,674	EUR1,480	Citibank	7/13/2020	11
EUR1,017	USD1,150	JPMorgan Chase	7/13/2020	(7)
PLN20,109	EUR4,535	Citibank	7/13/2020	(14)
CZK118,051	EUR4,450	JPMorgan Chase	7/13/2020	(24)
CZK105,350	USD4,486	JPMorgan Chase	7/13/2020	(45)
MXN44,800	USD2,063	Citibank	7/13/2020	(118)
PLN47,950	USD12,242	JPMorgan Chase	7/13/2020	(122)
USD24,304	EUR21,388	Barclays Bank PLC	7/14/2020	267
USD5,558	MXN122,300	JPMorgan Chase	7/14/2020	248
CNH8,500	USD1,203	Bank of America	7/14/2020	(2)
MXN122,300	USD5,317	Goldman Sachs	7/14/2020	(6)
MXN4,110	USD187	JPMorgan Chase	7/14/2020	(8)
CZK144,310	USD6,169	HSBC Bank	7/14/2020	(85)
PLN47,240	USD12,047	JPMorgan Chase	7/14/2020	(106)
USD1,269	ZAR21,700	Goldman Sachs	7/15/2020	20
ZAR21,700	USD1,255	JPMorgan Chase	7/15/2020	(6)
ZAR12,400	USD725	Goldman Sachs	7/15/2020	(12)
EUR1,040	USD1,185	Morgan Stanley	7/15/2020	(16)
USD3,411	BRL17,230	UBS AG	7/16/2020	246
USD1,564	MXN35,000	Goldman Sachs	7/16/2020	44
USD1,194	COP4,468,400	Standard Chartered Bank	7/16/2020	6
USD2,692	CNH19,080	Goldman Sachs	7/16/2020	(5)
COP14,051,300	USD3,761	Citibank	7/16/2020	(27)
USD3,277	BRL16,230	Goldman Sachs	7/17/2020	295
USD1,992	MXN45,100	JPMorgan Chase	7/17/2020	34
USD3,820	PLN15,000	Citibank	7/17/2020	28
USD5,823	COP21,903,400	Standard Chartered Bank	7/17/2020	4
EUR500	USD565	JPMorgan Chase	7/17/2020	(3)
PLN15,000	EUR3,383	Citibank	7/17/2020	(11)
EUR4,733	USD5,341	Morgan Stanley	7/17/2020	(22)
BRL9,200	USD1,725	Citibank	7/17/2020	(35)
BRL8,700	USD1,765	Goldman Sachs	7/17/2020	(166)

American Funds Emerging Markets Bond Fund — Page 8 of 10

unaudited

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2020 (000)
Purchases (000)	Sales (000)
COP21,870,100	USD6,122	Citibank	7/17/2020	$(312)
USD1,871	BRL9,200	JPMorgan Chase	7/21/2020	181
USD1,441	COP5,246,480	Standard Chartered Bank	7/21/2020	47
CZK32,160	EUR1,203	Citibank	7/28/2020	4
EUR1,645	USD1,846	Morgan Stanley	7/28/2020	4
EUR1,050	USD1,179	Morgan Stanley	7/28/2020	2
CNH3,000	USD423	Standard Chartered Bank	7/28/2020	1
USD1	MXN20	JPMorgan Chase	7/28/2020	—9
MXN20	USD1	Goldman Sachs	7/28/2020	—9
USD836	PLN3,320	Citibank	7/28/2020	(3)
EUR1,100	USD1,240	Morgan Stanley	7/28/2020	(4)
USD2,806	EUR2,500	Goldman Sachs	7/28/2020	(5)
USD17,031	EUR15,170	Morgan Stanley	7/28/2020	(23)
ZAR26,300	USD1,543	Standard Chartered Bank	7/28/2020	(32)
MXN35,000	USD1,549	HSBC Bank	7/28/2020	(33)
KRW7,074,000	USD5,909	Citibank	9/11/2020	(24)
CZK138,300	USD5,882	Bank of America	9/11/2020	(49)
USD2,534	CZK58,470	Bank of America	10/21/2020	66
RON16,508	EUR3,350	HSBC Bank	10/21/2020	33
EUR3,350	RON16,558	JPMorgan Chase	10/21/2020	(44)
CZK58,470	USD2,548	Standard Chartered Bank	10/21/2020	(79)
PLN9,750	USD2,546	Citibank	10/21/2020	(81)
				$41

1	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $150,582,000, which represented 17.39% of the net assets of the fund.
2	Scheduled interest and/or principal payment was not received.
3	Step bond; coupon rate may change at a later date.
4	Index-linked bond whose principal amount moves with a government price index.
5	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
6	Rate represents the seven-day yield at 6/30/2020.
7	Notional amount is calculated based on the number of contracts and notional contract size.
8	Value is calculated based on the notional amount and current market price.
9	Amount less than one thousand.

Key to abbreviations and symbols
ARS = Argentine pesos	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CNH/CNY = Chinese yuan renminbi	NGN = Nigerian naira
COP = Colombian pesos	PEN = Peruvian nuevos soles
CZK = Czech korunas	PLN = Polish zloty
DOP = Dominican pesos	RON = Romanian leu
EGP = Egyptian pounds	RUB = Russian rubles
EUR/€ = Euros	TRY = Turkish lira
HUF = Hungarian forints	UAH = Ukrainian hryvnia
IDR = Indonesian rupiah	USD/$ = U.S. dollars
INR = Indian rupees	UYU = Uruguayan pesos
KRW = South Korean won	ZAR = South African rand

American Funds Emerging Markets Bond Fund — Page 9 of 10

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFP2-114-0820O-S78159	American Funds Emerging Markets Bond Fund — Page 10 of 10

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS EMERGING MARKETS BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 31, 2020

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2020